UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

The Private Shares Fund

(Exact name of registrant as specified in charter)

100 Wall Street, 20th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (800) 279-7754

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

THE PRIVATE SHARES FUND

Table of Contents
Fund Performance	2
Portfolio Diversification	4
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to the Financial Statements	19
Additional Information	28

THE PRIVATE SHARES FUND

Fund Performance

June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund’s performance is as follows:

Total Return Information (Unaudited)
The Private Shares Fund – Class A (Inception Date: 03/25/2014)	Annualized Total Return: Inception — 06/30/21	Cumulative Total Return: Inception — 06/30/21	Total Return: 07/01/20 - 06/30/21
Returns based on Purchase Without Any Sales Charge (NAV)	11.42%	119.46%	40.68%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	10.52%	106.85%	32.61%
Fund Benchmarks
Russell 2000® Index	11.21%	116.39%	62.03%

The Private Shares Fund – Class I (Inception Date: 11/17/2017)	Annualized Total Return: Inception — 06/30/21	Cumulative Total Return: Inception — 06/30/21	Total Return: 07/01/20 - 06/30/21
Returns based on Purchase Without Any Sales Charge (NAV)	15.41%	67.90%	41.00%
Fund Benchmarks
Russell 2000® Index	14.33%	62.33%	62.03%

The Private Shares Fund – Class L (Inception Date: 05/11/2018)	Annualized Total Return: Inception — 06/30/21	Cumulative Total Return: Inception — 06/30/21	Total Return: 07/01/20- 06/30/21
Returns based on Purchase Without Any Sales Charge (NAV)	14.62%	53.41%	40.30%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	13.04%	46.88%	34.33%
Fund Benchmarks
Russell 2000® Index	13.78%	49.91%	62.03%

Performance data quoted represents past performance and is no guarantee of future results. Public offering price (“POP”) performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call 1-800-834-8707. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 2.56% (Class A), 2.38% (Class I), and 2.75% (Class L). Liberty Street Advisors, Inc. (the “Investment Adviser”) has contractually agreed to waive fees and/or reimburse expenses such that the total expenses do not exceed 2.50% (Class A), 2.25% (Class I), and 2.75% (Class L) through December 9, 2022.

THE PRIVATE SHARES FUND

Fund Performance (Continued)

June 30, 2021 (Unaudited)

IMPORTANT DISCLOSURE

All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and you may not be able to sell your shares when, or in the amount that, you desire. The Fund intends to primarily invest in the equity securities of private, operating growth companies. There are significant potential risks relating to investing in such securities. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees.

There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments on a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities which could adversely affect the Fund’s performance. The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so, and may also result in an increase in the Fund’s expense ratio. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund, its investment strategy and your investment in the Fund, and other additional details.

THE PRIVATE SHARES FUND

Portfolio Diversification

June 30, 2021 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund by the industry sectors that underlying securities represent as a percentage of the total investments.

THE PRIVATE SHARES FUND

Portfolio Composition

June 30, 2021 (Unaudited)

Fund Holdings

MARQETA	Space Exploration Technologies	GrubMarket	Dataminr
SoFi	trax	NextRoll	AXIOM SPACE
KEEP TRUCKIN	udemy	Tradeshift	23andMe
crossover	Nextdoor	Robinhood	TANIUM
Betterment	SoundHound Inc.	Fundbox	Click Therapeutics
INRIX	Heap	invaio sciences A FLAGSHIP PIONEERING COMPANY	blend
hims	DOMINO	Carbon	Course Hero
DigitalOcean	OpenX	Malwarebytes	PAVILION
TEMPO	PubMatic	rubrik	TURO

THE PRIVATE SHARES FUND

Portfolio Composition (Continued)

June 30, 2021 (Unaudited)

Fund Holdings (Continued)

Collective Health
BETA
UDACITY
TEALIUM

ThoughtSpot.
PATIENTPOP
brain corp
CIRCLE

exabeam
Lookout
lime
cohere technologies

kraken
Chartboost
DARKTRACE
planet.

WIDEORBIT
ripple
Checkr
CODE42

Wag!
METABIOTA®
Zocdoc
WiTricity

memSQL
MESOSPHERE
GroundTruth.
algolia

PROSPER
Virgin hyperloop one
MUSELY
docker

XANT

THE PRIVATE SHARES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES — 11.8%
ADVERTISING — 0.6%
PubMatic(a)	Jun 2015	79,500	$465,075	$3,106,065

FINANCE/PAYMENTS — 7.6%
Marqeta, Inc.(a)(b)	Jul 2018	941,500	1,298,775	25,260,445
Social Finance, Inc.(a)	Apr 2017	741,920	5,389,845	14,222,607
			6,688,620	39,483,052
HEALTHCARE/BIOTECH — 2.5%
23andMe, Inc.(a)(b)	Oct 2017	784,543	5,575,973	8,747,654
Hims, Inc.(a)(b)	Sep 2019	417,977	2,521,530	4,526,691
			8,097,503	13,274,345
HOSTING/STORAGE — 0.8%
Digital Ocean(a)(b)	Oct 2019	75,000	900,000	4,074,000

SECURITY — 0.3%
Darktrace, Ltd. (a)	Dec 2020	278,500	1,163,970	1,776,830
TOTAL COMMON STOCK IN PUBLIC COMPANIES			17,315,168	61,714,292

COMMON STOCK IN PRIVATE COMPANIES(b) — 32.2%
3D PRINTING — 0.8%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	4,166,714

ADVERTISING — 3.8%
Chartboost(a)	Mar 2015	700,000	1,611,000	1,785,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	514,422
NextRoll (f.k.a. AdRoll)(a)	Mar 2017	1,073,155	6,079,050	11,686,658
OpenX(a)	Jun 2015	2,899,297	2,615,386	4,001,030
WideOrbit, Inc. (a)	Oct 2015	400,000	1,100,000	1,560,000
			11,851,860	19,547,110
AEROSPACE — 4.5%
Axiom Space, Inc.(a)	Mar 2021	16,472	2,843,480	2,853,280
SpaceX(a)	May 2019	49,020	10,049,100	20,587,910
			12,892,580	23,441,190
ANALYTICS/BIG DATA — 5.7%
Dataminr, Inc.(a)	Sep 2015	264,583	2,234,716	11,612,548
Domino Data Labs, Inc.(a)	Apr 2021	330,000	4,118,400	4,319,700
INRIX, Inc.(a)	May 2014	133,238	3,026,249	5,536,039
Metabiota(a)	Apr 2015	494,589	500,000	321,483
Planet Labs, Inc.(a)	Mar 2018	125,000	731,250	1,658,750
SingleStore (f.k.a. MemSQL)(a)	May 2020	308,000	616,000	1,081,080
Tealium(a)	Sep 2020	200,000	1,300,000	2,678,000
ThoughtSpot, Inc.(a)	Oct 2018	162,087	1,745,758	2,650,122
			14,272,373	29,857,722
ARTIFICIAL INTELLIGENCE — 0.5%
Brain Corp.(a)	Dec 2020	500,000	2,040,000	2,495,000

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 32.2% (Continued)
CLEAN TECHNOLOGY — 0.0%
WiTricity(a)	Mar 2021	166,667	$1,667	$166,667

CONSUMER WEB — 1.5%
Nextdoor(a)	Nov 2018	235,495	3,990,451	6,285,362
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	1,364,755
			6,304,452	7,650,117
EDUCATION — 2.7%
Course Hero(a)	Jun 2020	270,000	3,429,200	4,144,500
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,773,584
Udemy, Inc.(a)	Aug 2019	300,000	3,025,000	7,221,000
			9,338,786	14,139,084
ENTERPRISE SOFTWARE — 4.2%
Algolia(a)	Jan 2020	45,000	420,000	440,550
Blend Labs, Inc.(a)	Aug 2018	975,665	1,112,023	4,780,759
D2iQ (f.k.a. Mesosphere, Inc.)(a)	Feb 2019	165,000	1,605,450	767,250
KeepTruckin(a)	May 2019	788,562	3,420,734	5,677,646
PatientPop, Inc. (a)	Nov 2020	161,025	1,235,126	1,539,399
Trax Ltd. (a)	Mar 2020	149,970	5,100,000	8,600,779
Xant (f.k.a. InsideSales.com)(a)	Dec 2016	75,000	225,000	9,000
			13,118,333	21,815,383
FINANCE/PAYMENTS — 3.6%
Betterment(a)	Mar 2021	588,235	4,999,998	6,264,703
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	2,604,825	2,385,444
Kraken(a)	Jun 2021	40,000	2,069,200	1,876,000
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	141,595
Robinhood Markets, Inc.(a)	Jul 2019	260,500	3,544,251	7,945,250
			14,526,272	18,612,992
HARDWARE — 0.7%
Tempo Automation, Inc.(a)	Aug 2019	550,000	1,868,000	3,542,000

HEALTHCARE/BIOTECH — 1.2%
Click Therapeutics, Inc. (a)	Nov 2020	1,000,000	3,500,000	5,450,000
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	821,275
			4,821,708	6,271,275
HOSTING/STORAGE — 0.6%
Rubrik(a)	Sep 2019	126,281	3,220,165	3,052,212

SECURITY — 1.6%
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	1,382,700
Tanium(a)	Apr 2019	640,000	4,787,200	7,091,200
			5,541,700	8,473,900

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 32.2% (Continued)
SOFTWARE — 0.8%
Docker, Inc.(a)	May 2017	2,500	$531,250	$16,300
Malwarebytes(a)	Dec 2019	188,173	1,129,038	3,976,096
			1,660,288	3,992,396
TOTAL COMMON STOCK IN PRIVATE COMPANIES			103,583,398	167,223,762

PREFERRED STOCK IN PRIVATE COMPANIES(b) — 19.8%
ADVERTISING — 0.0%
GroundTruth (f.k.a. xAd, Inc.), Preferred Series B-1(a)	Jan 2017	600,000	149,200	186,000

AEROSPACE — 2.1%
Axiom Space, Inc., Preferred Series B(a)	Dec 2020	32,221	2,019,958	5,581,321
Axiom Space, Inc., Preferred Series Seed(a)	Mar 2021	13,071	2,256,503	2,264,159
Beta Technologies, Preferred Series A(a)	Apr 2021	40,944	2,999,967	2,999,967
			7,276,428	10,845,447
AGTECH — 1.0%
Invaio Sciences, Inc., Preferred Series C(a)	Mar 2021	1,052,926	5,150,000	4,959,281

ANALYTICS/BIG DATA — 2.1%
Dataminr, Inc., Preferred Series A(a)	Apr 2019	20,000	198,000	877,800
Dataminr, Inc., Preferred Series B(a)	Apr 2019	87,496	866,211	3,840,199
Heap, Preferred Series C(a)	May 2019	1,361,503	4,999,997	5,051,176
Metabiota, Preferred Series A(a)	Apr 2015	346,212	499,999	401,606
Metabiota, Preferred Series B(a)	Feb 2017	366,669	500,952	583,004
			7,065,159	10,753,785
CLEAN TECHNOLOGY — 0.2%
WiTricity, Preferred Series A(a)	Oct 2020	1,000,000	1,020,000	1,000,000

CONSUMER WEB — 0.3%
Musely, Preferred Series B(a)	Oct 2014	7,961	100,012	103,573
Nextdoor, Preferred Series B(a)	Mar 2018	29,495	494,041	787,222
Nextdoor, Preferred Series C(a)	Mar 2018	17,543	293,845	468,223
Nextdoor, Preferred Series D(a)	Mar 2018	6,899	115,558	184,134
Nextdoor, Preferred Series E(a)	Mar 2018	3,392	56,816	90,532
Nextdoor, Preferred Series F(a)	Mar 2018	5,171	86,614	138,014
			1,146,886	1,771,698
E-COMMERCE — 3.7%
GrubMarket, Preferred Series D(a)	Oct 2020	440,742	1,999,999	4,347,029
GrubMarket, Preferred Series E(a)	Jun 2021	1,520,838	14,999,995	14,999,995
			16,999,994	19,347,024
EDUCATION — 0.6%
Udemy, Inc., Preferred Series F(a)	Nov 2020	124,326	2,999,986	2,996,257

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 19.8% (Continued)
ENTERPRISE SOFTWARE — 2.2%
Checkr, Inc., Preferred Series A-1(a)	Mar 2020	50,000	$1,405,000	$1,388,000
KeepTruckin, Preferred Series E(a)	May 2021	638,843	4,599,996	4,599,669
PatientPop, Inc., Preferred Series Seed 2(a)	Nov 2020	104,932	804,870	1,003,150
Trax Ltd., Pre IPO(a)	Mar 2021	76,722	3,999,978	4,400,007
			10,809,844	11,390,826
FINANCE/PAYMENTS — 1.5%
Fundbox, Preferred Series C(a)	Jun 2019	439,552	4,999,992	6,175,706
Prosper Marketplace, Inc., Preferred Series A(a)	Jan 2016	55,395	305,781	35,453
Prosper Marketplace, Inc., Preferred Series A-1(a)	Jan 2016	58,165	116	84,339
Ripple, Preferred Series A(a)	Dec 2018	42,000	504,000	1,514,520
			5,809,889	7,810,018
HEALTHCARE/BIOTECH — 2.3%
Click Therapeutics, Inc., Preferred Series A(a)	Nov 2020	60,087	210,305	327,474
CollectiveHealth, Inc., Preferred Series F(a)	May 2021	3,989,361	3,000,000	3,000,000
Crossover Health, Inc., Preferred Series D(a)	Mar 2021	224,976	7,999,967	7,964,150
ZocDoc, Inc., Preferred Series A(a)	Feb 2015	35,000	875,000	471,100
			12,085,272	11,762,724
HOSTING/STORAGE — 0.7%
Pavilion Data Systems, Inc., Preferred Series 1(a)	Apr 2021	1,197,645	3,560,000	3,560,000

SECURITY — 0.9%
Exabeam, Preferred Series A(a)	Nov 2020	80,000	1,020,000	2,335,200
Lookout, Inc., Preferred Series A(a)	Feb 2015	204,000	1,927,800	2,186,880
			2,947,800	4,522,080
SOFTWARE — 1.2%
SoundHound, Inc., Preferred Series D(a)	Sep 2016	107,484	2,200,767	5,070,020
SoundHound, Inc., Preferred Series D-3(a)	Nov 2020	25,000	1,000,000	1,179,250
			3,200,767	6,249,270
TRANSPORTATION — 1.0%
Lime (Neutron Holdings, Inc.), Preferred Series 1-D(a)	Mar 2019	20,618,556	5,000,000	1,855,670
Turo, Preferred Series D-1(a)	Jun 2018	642,535	2,999,996	3,039,191
Virgin Hyperloop One, Preferred Series B-1(a)	Jun 2017	4,144	999,999	136,876
Virgin Hyperloop One, Preferred Series C(a)	May 2019	12,992	37,938	37,937
			9,037,933	5,069,674
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			89,259,158	102,224,084

CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 2.3%
ENTERPRISE SOFTWARE — 0.4%
Cohere Technologies, 4.00% 12/31/21	Dec 2020	$2,000,000	2,000,000	2,000,000

SOFTWARE — 1.9%
Tradeshift, 3.00% 6/16/2023	Jun 2021	$10,000,000	10,097,945	10,000,000

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Fair Value
CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 2.3% (Continued)
TRANSPORTATION — 0.0%
Lime (Neutron Holdings, Inc.), 4.00% 6/1/2027	Jun 2020	$253,169	$253,169	$253,169
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			12,351,114	12,253,169

WARRANTS(b) — 0.0%
HEALTHCARE/BIOTECH
Hims, Inc. , Exercise Price $11.50, Exercise Date 9/9/2019(a)	Mar 2021	2,337	0	7,782

TRANSPORTATION
Lime (Neutron Holdings, Inc.), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	25,317	0	142
TOTAL WARRANTS			0	7,924

SHORT-TERM INVESTMENTS(c) — 34.1%
MUTUAL FUND — 34.1%
Goldman Sachs Government Fund, 0.03%			177,816,899	177,816,899
TOTAL SHORT-TERM INVESTMENTS			177,816,899	177,816,899

TOTAL INVESTMENTS — 100.20%			400,325,737	521,240,130
Other assets less liabilities — (0.2)%				(1,685,155)

NET ASSETS — 100.0%				$519,554,975

(a)	Non-income producing.

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of June 30, 2021 restricted securities represented 62.42% of the net assets of the Fund.

(c)	Represents the 7-day effective yield as of June 30, 2021.

All issuers are based in the United States, except for OpenX and Darktrace Ltd., which are based in the UK, Trax Ltd., which is based in the Cayman Islands, and Fundbox, which is based in Israel.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $222,508,838) (Note 3)	$343,423,231
Short-term investments, at fair value (cost $177,816,899)	177,816,899
Receivable for investments sold	38,670
Receivable for fund shares sold	1,132,618
Interest receivable	65,469
Prepaid expenses and other assets	198,168
Total assets	522,675,056

Liabilities:
Advisory fees	714,911
Payable for shareholder servicing fees - Class L	545
Payable for shareholder servicing fees - Class A	28,864
Payable for investments purchased	2,059,200
Payable for audit and tax fees	146,069
Payable for transfer agent fees	36,046
Payable for 12b-1 fees - Class L	545
Other accrued liabilities	133,901
Total liabilities	3,120,081
Commitments and contingences (Note 9)
Net assets	$519,554,975

Net assets consist of:
Capital stock (unlimited shares authorized, 25,000,000 shares registered, no par value)	$366,947,461
Total distributable earnings	152,607,514
Net assets	$519,554,975

Net assets:
Class A	$141,555,464
Class I	374,914,851
Class L	3,084,660
Total net assets	$519,554,975

Shares outstanding:
Class A	3,289,857
Class I	8,636,218
Class L	72,302
Total shares outstanding	11,998,377

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$43.03
Class I - Net asset value and redemption proceeds per share	$43.41
Class L - Net asset value and redemption proceeds per share	$42.66
Class A - Public offering price per share(a)	$45.66
Class L - Public offering price per share(b)	$44.55

(a)	Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)	Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Operations

For the six months ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$78,162
Total investment income	78,162

Expenses:
Investment advisory fees (Note 5)	3,842,501
Legal fees	225,245
Fund accounting & administration fees	200,175
Shareholder servicing fees - Class A	152,845
Printing & postage	145,366
Audit and tax fees	129,569
Transfer agent fees	114,322
Insurance fees	91,648
Trustee fees	78,036
Chief compliance officer fees	48,130
Registration fees	40,624
Miscellaneous expenses (Note 2)	24,665
Custodian fees	21,360
Distribution fees - Class L	2,621
Shareholder servicing fees - Class L	2,621
Total expenses	5,119,728
Less: Contractual waiver of fees and reimbursement of expenses (Note 4)	(411,312)
Net expenses	4,708,416
Net investment loss	$(4,630,254)

Net realized gain on investments	36,323,375
Net change in unrealized gain on investments	35,328,411
Net realized & change in unrealized gain on investments	71,651,786
Net change in net assets from operations	$67,021,532

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statements of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Operations:
Net investment loss	$(4,630,254)	$(5,159,407)
Net realized gain on investments	36,323,375	6,126,301
Net change in unrealized gain on investments	35,328,411	51,184,979
Net change in net assets resulting from operations	67,021,532	52,151,873

Distributions to Shareholders:
Distribution from return of capital	—	(546,574)
Distribution from long term capital gain	—	(5,071,155)
Net change in net assets from distribution	—	(5,617,729)

Fund share transactions:
Proceeds from shares issued - Class A	33,304,868	31,989,710
Proceeds from shares issued - Class I	140,230,160	95,838,436
Proceeds from shares issued - Class L	1,242,459	763,686
Reinvested distributions - Class A	—	956,585
Reinvested distributions - Class I	—	1,933,478
Reinvested distributions - Class L	—	17,901
Cost of shares redeemed - Class A	(16,231,711)	(56,972,217)
Cost of shares redeemed - Class I	(9,422,981)	(9,208,975)
Cost of shares redeemed - Class L	(32,846)	(278,561)
Net change in net assets from fund share transactions	149,089,949	65,040,043
Net change in net assets	$216,111,481	$111,574,187

Net assets:
Beginning of period	$303,443,494	$191,869,307
End of period	$519,554,975	$303,443,494

Transactions in shares:
Issuance of shares - Class A	829,711	990,071
Issuance of shares - Class I	3,454,813	2,878,957
Issuance of shares - Class L	30,420	23,983
Reinvested distributions - Class A	—	27,183
Reinvested distributions - Class I	—	54,541
Reinvested distributions - Class L	—	512
Redemption of shares - Class A	(402,020)	(1,761,574)
Redemption of shares - Class I	(224,801)	(283,050)
Redemption of shares - Class L	(777)	(8,989)
Net change in shares	3,687,346	1,921,634

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Cash Flows

For the six months ended June 30, 2021 (Unaudited)

Cash flows from operating activities:
Net change in net assets from operations	$67,021,532
Adjustments to reconcile net change in net assets from operations to net cash used in operating activities:
Purchases of investments	(83,345,475)
Net purchases of short-term investments	(111,398,838)
Proceeds from sales of investments	48,224,256
Net change in unrealized gain on investments	(35,328,411)
Net realized gain on investments	(36,323,375)
Change in operating assets and liabilities:
Increase in interest receivable	(58,355)
Increase in prepaid expenses and other assets	(63,226)
Increase in net payable to adviser	364,922
Increase in other accrued liabilities	2,066,369
Net cash used in operating activities	(148,840,601)

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	174,528,139
Cost of shares redeemed, net of change in payable for fund shares redeemed	(25,687,538)
Cash distrubutions paid, net of reinvestment	0
Net cash provided by financing activities	148,840,601

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class A

For a capital share outstanding throughout each period

	Six months ended June 30, 2021 (Unaudited)		Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
Per share operating performance
Net asset value, beginning of period	$36.33		$29.96		$28.44		$26.85		$26.83		$25.48

Change in net assets from operations:
Net investment loss	(0.46)		(0.90)		(0.88)		(0.71)		(0.63)		(0.53)
Net realized and unrealized gain on investments	7.16		7.98		2.40		2.30		0.65		1.88
Total change in net assets from operations	6.70		7.08		1.52		1.59		0.02		1.35

Distributions:
From net return of capital	—		(0.07)		—		—		—		—
From net realized gain on investments	—		(0.64)		—		—		—		—
Total distributions	—		(0.71)		—		—		—		—
Net increase in net asset value	6.70		6.37		1.52		1.59		0.02		1.35
Net asset value, end of period	$43.03		$36.33		$29.96		$28.44		$26.85		$26.83

Total return(a)	18.44	%(b)	23.69%		5.34%		5.92%		0.07%		5.30%

Ratios and supplemental data
Net assets, end of period (in thousands)	$141,555		$103,984		$108,068		$109,902		$101,248		$77,915
Ratio of net expenses to average net assets	2.50	%(c)(d)	2.50	%(c)	2.79	%(c)(e)	2.50	%(c)	2.50	%(c)	2.50	%(c)
Ratio of gross expenses before reimbursement to average net assets	2.70	%(d)	2.97%		3.56%		3.29%		3.69%		3.56%
Ratio of net investment loss to average net assets	(2.46	)%(d)	(2.48)%		(2.71)%		(2.44)%		(2.52)%		(2.16)%
Portfolio turnover	17.03	%(b)	6.97%		14.76%		24.75%		8.78%		7.78%

(a)	The Fund’s total investment returns do not include a sales load.

(b)	Not annualized for periods less than one year.

(c)

The ratio of net expenses are the result of $124,342, $492,357, $916,804, $887,579, $1,120,912, and $757,978, respectively, in contractual waivers and expense reimbursement representing (0.20)%, (0.47)%, (0.78)%, (0.79)%, (1.19)%, and (1.06)%, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(d)	Annualized for period less than one year.

(e)

During the calendar year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of certain extraordinary expenses incurred by the Fund caused the expense ratio to exceed the contractual amount by $336,193 or 0.29%. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class I

For a capital share outstanding throughout each period

	Six months ended June 30, 2021 (Unaudited)		Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018		Period ended December 31, 2017*
Per share operating performance
Net asset value, beginning of period	$36.61		$30.12		$28.51		$26.85		$26.37

Change in net assets from operations:
Net investment loss	(0.36)		(0.47)		(0.59)		(0.20)		(0.01)
Net realized and unrealized gain on investments	7.16		7.67		2.20		1.86		0.49
Total change in net assets from operations	6.80		7.20		1.61		1.66		0.48

Distributions:
From net return of capital	—		(0.07)		—		—		—
From net realized gain on investments	—		(0.64)		—		—		—
Total distributions	—		(0.71)		—		—		—
Net increase in net asset value	6.80		6.49		1.61		1.66		0.48
Net asset value, end of period	$43.41		$36.61		$30.12		$28.51		$26.85

Total return	18.57	%(a)	23.97%		5.65%		6.18%		1.82	%(a)

Ratios and supplemental data
Net assets, end of period (in thousands)	$374,915		$197,921		$82,992		$33,945		$1,115
Ratio of net expenses to average net assets	2.25	%(b)(c)	2.25	%(b)	2.54	%(b)(d)	2.25	%(b)	2.25	%(b)(c)
Ratio of gross expenses before reimbursement to average net assets	2.45	%(c)	2.75%		3.36%		3.10%		3.50	%(c)
Ratio of net investment loss to average net assets	(2.21	)%(c)	(2.24)%		(2.46)%		(2.17)%		(2.25	)%(c)
Portfolio turnover	17.03	%(a)	6.97%		14.76%		24.75%		8.78	%(a)

*	Reflects operations for the period from November 17, 2017 (inception date) to December 31, 2017.

(a)	Not annualized for periods less than one year.

(b)

The ratio of net expenses are the result of $284,838, $567,388, $546,174, $94,654 and $109, respectively, in contractual waivers and expense reimbursement representing (0.20)%, (0.50)%, (0.82)%, (0.85)%, and (1.25)%, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(c)	Annualized for period less than one year.

(d)

During the calendar year ended December 31, 2019 there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of certain extraordinary expenses incurred by the Fund caused the expense ratio to exceed the contractual amount by $189,435 or 0.29%. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class L

For a capital share outstanding throughout each period

	Six months ended June 30, 2021 (Unaudited)		Year ended December 31, 2020		Year ended December 31, 2019		Period ended December 31, 2018*
Per share operating performance
Net asset value, beginning of period	$36.07		$29.83		$28.39		$28.37

Change in net assets from operations:
Net investment loss	(0.39)		(0.67)		(0.58)		(0.49)
Net realized and unrealized gain on investments	6.98		7.62		2.02		0.51
Total change in net assets from operations	6.59		6.95		1.44		0.02

Distributions:
From net return of capital	—		(0.07)		—		—
From net realized gain on investments	—		(0.64)		—		—
Total distributions	—		(0.71)		—		—
Net increase in net asset value	6.59		6.24		1.44		0.02
Net asset value, end of period	$42.66		$36.07		$29.83		$28.39

Total return(a)	18.27	%(b)	23.36%		5.07%		0.07	%(b)

Ratios and supplemental data
Net assets, end of period (in thousands)	$3,085		$1,539		$810		$1
Ratio of net expenses to average net assets	2.75	%(c)(d)	2.75	%(c)	3.04	%(c)(e)	2.75	%(c)(d)
Ratio of gross expenses before reimbursement to average net assets	2.95	%(d)	3.18%		3.86%		3.60	%(d)
Ratio of net investment loss to average net assets	(2.71	)%(d)	(2.74)%		(2.97)%		(2.68	)%(d)
Portfolio turnover	17.03	%(b)	6.97%		14.76%		24.75	%(b)

*	Reflects operations for the period from May 11, 2018 (inception date) to June 30, 2018.

(a)	The Fund’s total investment returns do not include a sales load.

(b)	Not annualized for periods less than one year.

(c)

The ratio of net expenses are the result of $2,132, $4,514, $4,364 and $6, respectively, in contractual waivers and expense reimbursement representing (0.20)%, (0.43)%, (0.82)% and (0.85)% respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(d)	Annualized for period less than one year.

(e)

During the calendar year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of certain extraordinary expenses incurred by the Fund caused the expense ratio to exceed the contractual amount by $1,514 or 0.29%. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Private Shares Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to the Fund’s then-current investment adviser, which occurred on July 30, 2013. On December 1, 2020, the Fund’s shareholders approved a new investment advisory agreement appointing Liberty Street Advisors, Inc. (“Liberty”) as the investment adviser to the Fund. Accordingly, Liberty (the “Investment Adviser”) has replaced SP Investments Management, LLC as the investment adviser, effective December 9, 2020.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies (each, a “Portfolio Company”). The Investment Adviser’s primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any) and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/ losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which are carried at fair value in accordance with the provisions of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

2. Significant accounting policies — (continued)

time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser, under the supervision of the Board of Trustees, pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders. Because of the uncertainty and judgment involved in the fair valuation of the private shares, which do not have a readily available market, the estimated fair value of such shares may be different from values that would have been used had a readily available market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s fair valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make fair valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Fair valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

There were no changes to the valuation approaches or techniques applied during 2021.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2021. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2016 - 2019 tax years are open to examination as of June 30, 2021.

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss,

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

2. Significant accounting policies — (continued)

wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their federal tax treatment. Temporary differences do not require reclassification.

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund may compensate financial industry professionals for providing ongoing services with respect to clients to whom they have distributed Class A and Class L Shares of the Fund. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2021, Class A and Class L incurred $152,845 and $2,621, respectively, in shareholder servicing fees.

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund may compensate financial industry professionals for providing ongoing services in respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, Class L pays the Distributor a Distribution Fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2021, Class L incurred $2,621 in distribution fees.

The Investment Adviser’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Investment Adviser. The marketing agreement between the Investment Adviser and HRC is not part of the Distribution Plan. The Investment Adviser pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Line of Credit — On June 15, 2021, the Fund entered into a Credit Facility Agreement (“Facility”) of $22,000,000 (“Committed Facility”) and $8,000,000 (“Uncommitted Facility”) with UMB Bank, N. A. (the “Bank”). No more than once per quarter, the Fund is permitted to increase the Committed Facility to an amount equal to the greater of (i) $22,000,000 and (ii) 5% of the Fund’s assets under management. The Fund’s Uncommitted Facility will increase or decrease so that the aggregate Commitments do not exceed $30,000,000 unless consented to by the Bank. The purpose of the Facility is to finance temporarily the redemption of shares of the Fund. Borrowings under this agreement bear interest at the WSJ Prime Rate, minus 0.25%, subject to a minimum interest rate floor of 3.00%. As compensation for holding the lending commitment available, the Fund is charged a commitment fee on the average daily unused balance of the Committed Facility at the rate of 0.20% per annum. Commitment fees for the 15 day period ended June 30, 2021 are $1,800 and included in Miscellaneous Expenses on the Statement of Operations. The Fund did not borrow under the line of credit agreement during the period ended June 30, 2021.

Transactions with affiliates — To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (iii) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

2. Significant accounting policies — (continued)

Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. The Fund did not conduct any transactions with an Affiliated Broker in the six months ended June 30, 2021.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

3. Fair value measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2021, there were transfers of $58,608,227 out of Level 3 and into Level 2, due to changes in the liquidity restrictions of private holdings.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to these techniques or approaches during the six months ended June 30, 2021.

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

3. Fair value measurements — (continued)

to such non-traded investments, will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company, the rights and preferences of the specific securities held, and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2021:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$19,105,502	$42,608,790	$—	$61,714,292
Common stock in private companies*	—	—	167,223,762	167,223,762
Preferred stock in private companies*	—	—	102,224,084	102,224,084
Convertible Note*	—	—	12,253,169	12,253,169
Warrant*	—	—	7,924	7,924
Total	$19,105,502	$42,608,790	$281,708,939	$343,423,231
Money Market holdings valued using the practical expedient and not subject to the fair value hierarchy				177,816,899
Total				$521,240,130

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

3. Fair value measurements — (continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2021	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		(Sales or Conversions)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2021	Change in Unrealized gains for the period for investments still held at June 30, 2021
The Private Shares Fund
Common stock in private companies	$139,773,577	$—	$(58,608,227)	$31,994,314	**	$(7,629,140)	$4,781,190	$56,912,048	$167,223,762	$30,457,129
Preferred stock in private companies	77,379,271	—	—	48,566,404		(12,316,518)**	(519,299)	(10,885,774)	102,224,084	10,996,512
Convertible note in private companies	2,253,169	—	—	10,097,945		—	—	(97,945)	12,253,169	(97,945)
Warrant in private companies	165,760	—	—	—		—	—	(157,836)	7,924	7,764
	$219,571,777	$—	$(58,608,227)	$90,658,663		$(19,945,658)	$4,261,891	$45,770,493	$281,708,939	$41,363,460

**	Amounts include $7,313,190 in preferred stock which was converted into $7,313,190 of common stock.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June, 30,2021:

Type of Level 3 Investment	Fair Value as of June 30, 2021	Valuation Technique*	Unobservable Inputs	Range (Avg)
Common stock in private companies	$167,223,762	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	1.94 - 21.10 (9.19)
			Stage Discount Rates	10% - 30% (21.63%)
			Execution Discount Rates	25% - 90% (45.12%)
			Discounts For Lack of Marketability	15.00% (15.00%)
Preferred stock in private companies	102,224,084	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	1.29 - 21.10 (8.47)
			Stage Discount Rates	20% - 60% (25.64%)
			Execution Discount Rates	25% - 70% (43.46%)
			Discounts For Lack of Marketability	15.00% (15.00%)
Warrants of private companies	7,924	Option Pricing Model	Industry Volatility	34.96%
			Estimated Time to Exit	5.93 Years
Convertible note of private companies	12,253,169	Market Approach	Precedent Transactions	N/A

*	Market approach

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

3. Fair value measurements — (continued)

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.50%, 2.75%, and 2.25% of the average daily net assets of the Fund (the “Expense Limitation”) attributable to Class A, Class L and Class I Shares, respectively, until December 9, 2022.

Under the terms of the Expense Limitation Agreement, the Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class I or Class L Shares’ annualized expenses to exceed the applicable Expense Limitation. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement. For the periods between December 9, 2020 and December 31, 2020 and between January 1, 2021 and June 30, 2021, the Investment Adviser waived investment advisory fees and/or reimbursed expenses in the amount of $16,222 and $411,312 respectively. These amounts are subject to possible recoupment by the Investment Adviser through December 31, 2023 and December 31, 2024, respectively.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund accrued $3,842,501 in investment advisory fees.

Certain officers of the Fund are also employees of the Investment Adviser. None of the Fund officers who are affiliated with the Investment Adviser receives any compensation from the Fund.

6. Capital share transactions

The Fund Shares will be continuously offered under Rule 415 of the Securities Act of 1933, as amended. As of June 30, 2021, the Fund had registered 25,000,000 shares.

Investors may purchase shares each business day at a price equal to the NAV per share next determined after receipt of a purchase order. Any sales load will be deducted from the proceeds to the Fund.

As of June 30, 2021, ownership from affiliated parties represents 0.01% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

6. Capital share transactions — (continued)

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2021, the Fund had Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
February 23, 2021	March 25, 2021	March 25, 2021	5%	1.59%	157,502
May 26, 2021	June 25, 2021	June 25, 2021	5%	1.31%	154,917

7. Purchases and sales of securities

Purchases and sales of investments for the six months ended June 30, 2021, were $83,347,529 and $48,084,904, respectively.

8. Federal tax information

At June 30, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$400,325,737
Gross unrealized appreciation	131,354,547
Gross unrealized depreciation	(10,440,154)
Net unrealized appreciation on investments	$120,914,393

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Net unrealized gain	85,585,982
Total accumulated earnings	$85,585,982

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Company may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval. At June 30, 2021, the Fund had entered into agreements to purchase equity securities totaling $6,173,773 and entered into agreements to sell its existing securities totaling $4,180,000. If approved by the issuer, the Fund would record such purchase amounts as increases in costs of investment and such sale amounts as decreases in costs of investments, including recording the respective gains/loss on sale of investments.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2021 (Unaudited)

9. Commitments and contingencies — (continued)

At June 30, 2021, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund has ensured through its policies and procedures that it does not enter into an unfunded commitment unless it has reserved enough cash and/or short-term investments to meet the funding requirements thereof.

10. Offering price per share

A maximum front-end sales load of 5.75% for Class A shares and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2021, the Fund was advised that various broker dealers received $516,302 of sales charges from sales of the Fund’s shares.

11. Recent Market and Economic Developments

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. The Investment Adviser has taken these matters into consideration when valuing the Fund’s Investment in the portfolio companies.

12. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

Effective July 7, 2021, the Fund’s Shareholder Services Plan and Multi-Class Plan were amended, and in connection with these amendments, the Fund will make sub-transfer agent payments to third parties that provide sub-transfer agent services (including recordkeeping) with respect to the Class I Shares. Such payments in the aggregate are not to exceed on an annual basis 0.25% of the Fund’s daily average NAV. The Class I Share continues to not be subject to shareholder servicing fees. Such sub-transfer agency expenses are subject to the Expense Limitation Agreement with the Fund’s Investment Adviser, which limits total expenses to an annual rate of 2.25% for the Class I Shares.

THE PRIVATE SHARES FUND

Additional Information

June 30, 2021 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2021, are available without charge upon request by (1) calling the Fund at 1-800-834-8707 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-800-834-8707.

THE PRIVATE SHARES FUND

Notes

THIS PAGE INTENTIONALLY LEFT BLANK

Board of Trustees

Robert J. Boulware

Mark Radcliffe

Investment Adviser

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, NY 10005

Dividend Paying Agent, Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

UMB Bank National Association

1010 Grand Boulevard

Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Auditors

KPMG LLP

550 South Hope Street, Suite 1500

Los Angeles, CA 90071

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Class A: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2021	0	0	0	0
Feb. 1-28, 2021	0	0	0	0
Mar. 1-31, 2021	36,905	$40.49	0	0
Apr. 1-30, 2021	0	0	0	0
May. 1-31, 2021	0	0	0	0
Jun. 1-30, 2021	51,802	$42.85	0	0
Jul. 1-31, 2021	0	0	0	0
Aug. 1-31, 2021	0	0	0	0
Sep. 1-30, 2021	0	0	0	0
Oct. 1-31, 2021	0	0	0	0
Nov. 1-30, 2021	0	0	0	0
Dec. 1-31, 2021	0	0	0	0
Total	88,707	$41.87	0	0

Class I: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2021	0	0	0	0
Feb. 1-28, 2021	0	0	0	0
Mar. 1-31, 2021	120,597	$40.83	0	0
Apr. 1-30, 2021	0	0	0	0
May. 1-31, 2021	0	0	0	0
Jun. 1-30, 2021	102,462	$43.23	0	0
Jul. 1-31, 2021	0	0	0	0
Aug. 1-31, 2021	0	0	0	0
Sep. 1-30, 2021	0	0	0	0
Oct. 1-31, 2021	0	0	0	0
Nov. 1-30, 2021	0	0	0	0
Dec. 1-31, 2021	0	0	0	0
Total	223,059	$41.93	0	0

Class L: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2021	0	0	0	0
Feb. 1-28, 2021	0	0	0	0
Mar. 1-31, 2021	0	0	0	0
Apr. 1-30, 2021	0	0	0	0
May. 1-31, 2021	0	0	0	0
Jun. 1-30, 2021	653	$42.49	0	0
Jul. 1-31, 2021	0	0	0	0
Aug. 1-31, 2021	0	0	0	0
Sep. 1-30, 2021	0	0	0	0
Oct. 1-31, 2021	0	0	0	0
Nov. 1-30, 2021	0	0	0	0
Dec. 1-31, 2021	0	0	0	0
Total	653	$42.49	0	0

On February 23, 2021 and May 26, 2021, the Registrant offered to repurchase 157,502 and 154,917 shares, respectively, pursuant to its periodic repurchase plan.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(a) (4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Private Shares Fund

/s/ Kevin Moss
By: Kevin Moss
President
September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin Moss
By: Kevin Moss
President
(Principal Executive Officer)
September 1, 2021

/s/ Jack Sweeney
By: Jack Sweeney
Principal Financial Officer
September 1, 2021